Related Party Transactions - Summary of Related Party Payables (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Total Related Party Payables	$ 18,296	$ 126,183
James Foster
Disclosure of transactions between related parties [line items]
Total Related Party Payables	89	101,167
Cameron Lee Shaw
Disclosure of transactions between related parties [line items]
Total Related Party Payables	$ 18,207	$ 25,016